Financial instruments risk (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments risk [Abstract]
Monetary Assets and Liabilities Denominated in Foreign Currencies
As of December 31, 2023 and 2022, the Company held monetary assets and liabilities denominated in foreign currencies other than the Mexican peso, translated at the corresponding interbank exchange rate as related to the Mexican peso, as follows:

	2023		2022
	US dollar	Other currencies	US dollar	Other currencies
Assets	23,356	-	34,219	-
Liabilities	(25,129)	(276)	(28,870)	(40)
	(1,773)	(276)	5,349	(40)

Sensitivity analysis [Abstract]
Expected Credit Loss for Trade Accounts Receivable
Pursuant to the foregoing, the expected credit loss for trade accounts receivable as of December 31, 2023 and 2022 was determined as follows:

	Trade accounts receivable days in arrears
	Current	More than 30 days	More than 60 days	More than 90 days	Total
As of December 31, 2023
Expected credit loss rate	0.0%	0.0%	0.0%	13.8%	-
Gross carrying value	$49,544	$8,867	$3,505	$206,684	$268,600
Expected credit losses during the lifetime				28,612	28,612

As of December 31, 2022
Expected credit loss rate	0.0%	0.0%	0.0%	26.3%	-
Gross carrying value	$230,010	$3,522	$36,265	$98,893	$368,690
Expected credit losses during the lifetime				25,975	25,975

Contractual Maturities of Financial Liabilities
As of December 31, 2023, and 2022, the financial liabilities and other liabilities of Grupo TMM had contractual maturities (including interest payments as applicable) and were summarized as follows:

	Current		Non-Current
	In 6 months	6 to 12 Months	1 to 4 years	More than 4 Years
At December 31, 2023
Trade payables	$350,653	$-	$-	$-
Accounts payable and accrued expenses	-	340,744	-	-
Related parties	-	147,098	-	-
Leasing liabilities	38,426	28,717	49,573	50,863
Financial debt	9,606	54,533	12,374	-
	$398,685	$571,092	$61,947	$50,863
At December 31, 2022
Trade payables	$437,382	$-	$-	$-
Accounts payable and accrued expenses	-	503,874	-	-
Related parties	-	165,280	-	-
Leasing liabilities	33,569	35,360	167,284	50,862
Financial debt	10,424	24,606	28,535	3,940
	$481,375	$729,120	$195,819	$54,802

Currency Risk [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
If the peso had strengthened or weakened against the USD by 12% for 2023 and 4.91% for 2022, this would have had the following impact on the monetary position:

	2023		2022
	12% increase in the exchange rate	12% decrease in the exchange rate	4.91% increase in the exchange rate	4.91% decrease in the exchange rate
Assets in US dollars	$47,348	$(47,348)	$34,811	$(34,811)
Assets in other currencies	-	-	-	-
Liabilities in US dollars	(50,943)	50,943	(29,370)	29,370
Liabilities in other currencies	(560)	560	(41)	41
	$(4,155)	$4,155	$5,400	$(5,400)

Interest Rate Risks [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
The calculations are based on a variance in the average market interest rate for each period and the financial instruments on the reporting date that are sensitive to variances in the interest rates. The rest of the variables remain constant.

	2023		2022
	+1% Variance	-1% Variance	+1% Variance	-1% Variance
Income or loss for the year	$(6,307)	$6,307	$(8,873)	$8,873